Shareholder's Equity	12 Months Ended
Dec. 31, 2024
Shareholder's Equity [Abstract]
Shareholder’s equity

Note 26. Shareholder’s equity

Note 26.1. Authorized and issued shares

The authorized shareholder’s equity is represented by 800,000,000 (2023: 800,000,000, 2022: 800,000,000) Ordinary Shares with a par value of one cent each, of which 112,824,184 (2023: 112,824,184, 2022: 112,824,184) are issued and outstanding as of December 31,2024. Ordinary Shares grant one vote per share and one right to dividends. Also, 4,000,000 Redeemable A Shares are issued and held in treasury by the Group and 4,500,000 Redeemable B Shares are issued and held in treasury by the Group.

Reconciliation of share capital and share premium related to the reverse reorganization:

Ordinary authorized and issued shares	Number of shares	Share capital amount	Share premium
As of January 1, 2022	101,109,572	1,011	377,677

As of December 31, 2022	101,109,572	1,011	377,677
Treasury shares acquired (a)	-	-	(2,184)
As of December 31, 2023	101,109,572	1,011	375,493
Treasury shares acquired (a)	-	-	(823)
Effect of Master Termination and Release Agreement	-	-	18,161
Other	-	-	20
As of December 31, 2024	101,109,572	1,011	392,851

a.	Treasury shares – Comprises the cost of the Company’s shares held by the Group.

Note 26.2. Reserves

	As of December 31
	2024	2023
Legal [1]	$5,082	$4,898
Working Capital [2]	42,425	42,209
General [3]	9,585	3,131
	$57,092	$50,238

	2024	2023
Balance as of January 1	$50,238	$45,743
Increase in working capital reserves	216	1,358
Increase in legal reserves	184	6
Increase in general reserves	6,454	3,131
Balance as of December 31	$57,092	$50,238

[1]	Legal Reserves – Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.
[3]	General reserves – These are eventually used to transfer earnings from the retained earnings for fulfilling various business needs, like enhancing the working capital, distributing dividends to the shareholders, meeting various kinds of other contingencies, etc.